Weighted Average Assumptions of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	22.20%	22.23%	25.14%
Risk-free interest rate	1.71%	1.07%	1.59%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	4 years 9 months 3 days	4 years 7 months 24 days	5 years 7 months 2 days
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	18.21%	23.24%	21.89%
Risk-free interest rate	0.50%	0.16%	0.07%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	6 months	6 months	6 months